Fair value measurement - Conversion option (Details) $ in Thousands	Jun. 30, 2023 USD ($) Y	Dec. 31, 2022 USD ($)	May 24, 2022 $ / shares Y	May 06, 2022 USD ($) $ / shares Y	Jan. 01, 2022 USD ($)
Assumptions used for valuation
Conversion option recognised as derivative liability | $	$ 77,655	$ 7,443			$ 8,440
Holding period
Assumptions used for valuation
Significant unobservable input, liabilities | Y	5
Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities	0.0393
Expected volatility
Assumptions used for valuation
Significant unobservable input, liabilities	0.5394
Conversion option
Assumptions used for valuation
Conversion option recognised as derivative liability | $				$ 8
Initial Measurement | Underlying value
Assumptions used for valuation
Significant unobservable input, liabilities				0.80
Initial Measurement | Exercise price
Assumptions used for valuation
Significant unobservable input, liabilities				1.50
Initial Measurement | Holding period
Assumptions used for valuation
Significant unobservable input, liabilities | Y				0.40
Initial Measurement | Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities				0.0118
Initial Measurement | Expected volatility
Assumptions used for valuation
Significant unobservable input, liabilities				0.5535
Final Measurement | Underlying value
Assumptions used for valuation
Significant unobservable input, liabilities			0.60
Final Measurement | Exercise price
Assumptions used for valuation
Significant unobservable input, liabilities			1.50
Final Measurement | Holding period
Assumptions used for valuation
Significant unobservable input, liabilities | Y			0.35
Final Measurement | Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities			0.0125
Final Measurement | Expected volatility
Assumptions used for valuation
Significant unobservable input, liabilities			0.5957